SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
NOTE 22.    SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Noncash investing and financing activities:
Property and equipment acquired under capital lease obligations	$—	$—	$938
Common stock issued in acquisition	117,919	153,963	—
Asset retirement obligations	741	1,023	517
Supplemental cash flow information:
Cash paid for interest	$35,354	$41,763	$42,575
Cash paid for taxes	$63,680	$4,610	$12,872
Tax refunds	$27,206	$56,154	$9,135

Cash paid for interest includes cash payments for interest on our long-term debt and capital lease obligations, and commitment and agency fees paid.